Statement of Operations- Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues [Abstract]
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	0	0	0
Income Loss From Equity Method Investments	42,873	73,478	33,769
Sale and valuation adjustments of investment securities	7,966	(1,707)	10,844
Trading Gains (Losses)	(13,483)	4,478	48,098
Expenses [Abstract]
Interest Expense	315,876	379,213	505,816
Provision for Loan and Lease Losses	602,563	408,941	575,720
Loss on early extinguishment of debt	3,388	25,196	8,693
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments	348,000	218,872	266,252
Income Tax Expense Benefit	(251,327)	(26,403)	114,927
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	599,327	245,275	151,325
Equity In Undistributed Earnings Losses Of Subsidiaries	0	0	0
Net Income	599,327	245,275	151,325
Comprehensive Income Net Of Tax	513,450	184,955	114,738
Popular, Inc. Holding Co.
Revenues [Abstract]
Dividend income from subsidiaries	37,000	5,000	20,000
Interest Income Operating	17,793	23,038	25,145
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			0
Income Loss From Equity Method Investments	17,308	40,505	14,186
Other Operating Income Holding Company Only	425,968	1,461	8,959
Sale and valuation adjustments of investment securities	7,966	0	0
Trading Gains (Losses)	161	214	0
Revenues, Total	506,196	70,218	68,290
Expenses [Abstract]
Interest Expense	101,245	95,898	94,615
Provision for Loan and Lease Losses	398	404	0
Loss on early extinguishment of debt	0	0	8,000
Non interest Expense Excluding Gains Losses On Extinguishment Of Debt	700	1,705	1,066
Total Expenses	102,343	98,007	103,681
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments	403,853	(27,789)	(35,391)
Income Tax Expense Benefit	1,412	1,702	2,786
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	402,441	(29,491)	(38,177)
Equity In Undistributed Earnings Losses Of Subsidiaries	196,886	274,766	189,502
Net Income	599,327	245,275	151,325
Comprehensive Income Net Of Tax	$ 513,450	$ 184,955	$ 114,738